Debt (Financing Activities) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt	$ 41,875	$ 48,793	$ 10,140
Debt Instrument - principal/face amount	$ 41,977
Debt Instrument Weighted Average Maturity Period	5 years
Debt Instrument Weighted Average Interest Rate	4.40%	4.40%
Debt Instrument - debt redeemed	$ 52,643
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Weighted Average Interest Rate	1.25%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Weighted Average Interest Rate	6.45%
Weighted Average [Member]
Debt Instrument [Line Items]
Debt Instrument Weighted Average Interest Rate	3.40%
Debentures Subject to Mandatory Redemption [Member]
Debt Instrument [Line Items]
Debt Instrument - debt redeemed	$ 21,236